Cash Generated from Operations (Reconciliation of Liabilities Arising from Financing Activities) (Details) - Bank loans [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begining balance	¥ 606,157	¥ 546,432
Financing cash flows	(109,398)	59,725
Foreign exchange movements	490	0
Ending balance	¥ 497,249	¥ 606,157